EMPLOYEE BENEFIT LIABILITIES, NET (Schedule of Changes in Fair Value of Plan Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1,	$ 4,763
Expected return	171	$ 119	$ 22
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004.	3	(7)	5
Balance at December 31,	4,200	4,763
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at January 1,	4,763	4,513
Expected return	85	127
Contributions by employer	182	227
Benefits paid	(564)	(586)
Demographic assumptions	5	1
Financial assumptions	(2)	1
Past Experience	83	(11)
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004.	(3)	7
Currency exchange	(349)	484
Balance at December 31,	$ 4,200	$ 4,763	$ 4,513